Lease Commitments - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Rent expense	$ 688	$ 462	$ 1,720	$ 2,000	$ 1,000
Minimum | Lease expiration march 2031
Lessee, Lease, Description [Line Items]
Monthly rental payments			3
Minimum | Lease expiration december 2023
Lessee, Lease, Description [Line Items]
Monthly rental payments			291
Maximum | Lease expiration march 2031
Lessee, Lease, Description [Line Items]
Monthly rental payments			50
Maximum | Lease expiration december 2023
Lessee, Lease, Description [Line Items]
Monthly rental payments			$ 1,770